Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Federal
Current
Deferred
Federal Total
State
Current			1,850	830
Deferred
State total			1,850	830
Current total			1,850	830
Deferred total	$ (48,028)	$ (96,132)
Total	$ (57,545)	$ (94,282)	$ 1,850	$ 830